Warrant liabilities (Details)	6 Months Ended
Jun. 30, 2024 $ / shares shares
Warrant liabilities (Details) [Line Items]
Warrant outstanding term	5 years
Redemption price	$ 0.01
Ordinary share per share	11.5
Reflective per share	$ 115
Purchase of ordinary share (in Shares) | shares	1
Public Warrants [Member]
Warrant liabilities (Details) [Line Items]
Ordinary share per share	$ 18
Reflective per share	180
Private Warrants [Member]
Warrant liabilities (Details) [Line Items]
Ordinary share per share	$ 5.9